Financial assets and liabilities - Carrying amounts of net borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jun. 08, 2022
Disclosure of detailed information about financial instruments [line items]
Total borrowings	$ 3,734	$ 3,592
Stated interest rate	6.00%
Undrawn borrowing facilities	$ 369	415
Euro
Disclosure of detailed information about financial instruments [line items]
Total borrowings	1,110	1,057
USD
Disclosure of detailed information about financial instruments [line items]
Total borrowings	2,562	2,492
GBP
Disclosure of detailed information about financial instruments [line items]
Total borrowings	40	19
Other
Disclosure of detailed information about financial instruments [line items]
Total borrowings	$ 22	$ 24
2.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	2.00%	2.00%
2.000% Senior Secured Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	2.27%	2.27%
Stated interest rate	2.00%
3.250% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	3.25%	3.25%
3.250% Senior Secured Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	3.52%	3.52%
Stated interest rate	3.25%
6.000% Senior Secured Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate		6.00%	6.00%
6.000% Senior Secured Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	6.00%
6.000% Senior Secured Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	6.72%	6.70%
3.000% Senior Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	3.00%	3.00%
3.000% Senior Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	3.25%	3.25%
Stated interest rate	3.00%
4.000% Senior Green Notes
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	4.00%	4.00%
4.000% Senior Green Notes | Euro
Disclosure of detailed information about financial instruments [line items]
Stated interest rate	4.00%
4.000% Senior Green Notes | USD
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	4.26%	4.26%
Lease obligations
Disclosure of detailed information about financial instruments [line items]
Effective interest rate	6.47%	5.02%
Beyond one year
Disclosure of detailed information about financial instruments [line items]
Undrawn borrowing facilities	$ 369	$ 415